Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Equity Method Investment Summarized Financial Information
Revenue	$ 27.2
Operating Income	14.5
Income from continuing operations	11.9
Net income	$ 11.9